Intangible assets - Goodwill allocation per CGU (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total goodwill allocated to CGUs	$ 198,988	$ 66,586
Brussels South and Sacramento
Disclosure of information for cash-generating units [line items]
Total goodwill allocated to CGUs	511	511
RLS
Disclosure of information for cash-generating units [line items]
Total goodwill allocated to CGUs	143,660	0
IsoTherapeutics
Disclosure of information for cash-generating units [line items]
Total goodwill allocated to CGUs	11,530	11,530
ARTMS
Disclosure of information for cash-generating units [line items]
Total goodwill allocated to CGUs	39,927	51,502
TLX101-Tx
Disclosure of information for cash-generating units [line items]
Total goodwill allocated to CGUs	849	716
TLX591-Px (Illuccix®)
Disclosure of information for cash-generating units [line items]
Total goodwill allocated to CGUs	$ 2,511	$ 2,327